Statement of Cash Flows	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Statement of Cash Flows
31. Statement of Cash Flows
The cash funds correspond to cash and cash equivalents as of the reporting date, comprising primarily cash on hand and bank balances.

Reconciliation of movements in liabilities to cash flows from financing activities
The reconciliation of liabilities to the cash flows from financing activities required to be disclosed in accordance with IAS 7.44 is as follows:

		Cash Changes		Non-cash changes
€ thousand	Balance as of Jan. 1, 2022	Inflows	Outflows	Additions	Unpaid interest	FX	Balance as of Dec. 31, 2022
Short-term loans	0	13,110	0	0	1,330	0	14,440
Lease liabilities	9,027	0	-1,713	1,439	6	183	8,942
Other sundry financial liabilities	37	420	-137	15	4	0	339
Total	9,064	13,530	-1,850	1,454	1,340	183	23,721

		Cash Changes		Non-cash changes
€ thousand	Balance as of Jan. 1, 2021	Inflows	Outflows	Additions	Unpaid interest	FX	Balance as of Dec. 31, 2021
Short-term loans	0	7,500	-7,500	0	0	0	0
Lease liabilities	7,956	0	-1,056	1,951	0	176	9,027
Other sundry financial liabilities	0	0	0	37	0	0	37
Summe	7,956	7,500	-8,556	1,988	0	176	9,064

		Cash Changes	Non-cash changes
€ thousand	Balance as of Jan. 1, 2020	Inflows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2020
Convertibale bonds	0	5,000	5,000	0	500	0	-5,500	0
Short-term loans	0	0	2,500	-2,500	0	0	0	0
Lease liabilities	6,762	-675	1,947	0	0	-78	0	7,956
Summe	6,762	4,325	9,447	-2,500	500	-78	-5,500	7,956